UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-6001

                        Oppenheimer Global Opportunities Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2002 - September 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended September 30, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. Oppenheimer Global Opportunities Fund Class A shares (without sales charge) returned 48.34% for the fiscal year ended September 30, 2003. This compares to a one-year total return of 26.16% for its benchmark index, the Morgan Stanley Capital International (MSCI) World Index. The Fund's portfolio manager considers the effect of worldwide growth trends, such as mass affluence, new technologies, corporate restructuring and aging, and seeks to identify well-managed, reasonably valued growth companies, researched on a company by company basis.
   During the period, the Fund profited from its heavy weighting in domestic growth stocks, particularly its exposure to the information technology and consumer discretionary sectors. As the Fund's two largest sector weightings, these areas led in overall performance given their attractive valuations and high sensitivity to an improving economy. Among these top performers, chipmaker, National Semiconductor Corp. eliminated unprofitable units, enabling it to focus on its broad product line of higher-margin analog chips.
   Additional contributors to the Fund's strong performance included drug delivery system developer, Nektar Therapeutics, which advanced on reports that clinical data for its inhaled insulin product could help the treatment win regulatory approval. Sirius Satellite Radio, Inc. also gained, having positioned itself for robust subscriber growth through factory install programs with leading automakers. Elsewhere, German performance car manufacturer Porsche AG's significantly improved on the successful launch of its Cayenne sport utility vehicle.
   Conversely, financial and health care stocks worked against Fund performance. Several financial holdings, particularly in the brokerage industry, came under intense regulatory scrutiny.
   Insurance stocks faced numerous obstacles ranging from asbestos liability to weak investment performance. Health care stocks in the pharmaceutical and biotechnology industries performed poorly due to the threat of government-imposed pricing pressures in the United States. Alexion Pharmaceuticals, Inc., plummeted after its experimental cardiac drug fell short of key goals in a late-stage clinical trial. Japanese drug companies were especially hard hit.
   The Fund's portfolio manager selects the Fund's portfolio by individual stock selection rather than following predetermined target allocations. The Fund's holdings, allocations, management, and strategies are subject to change.


5  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until September 30, 2003. In the case of Class A shares, performance is measured from a ten-year period. In the case of Class B shares, performance is measured from inception of the Class on October 10, 1995. In the case of Class C shares, performance is measured from inception of the Class on December 1, 1993. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on February 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.
   The Fund's performance is compared to Morgan Stanley Capital International
(MSCI) World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the United States. It is widely recognized as a measure of global stock market performance.
   Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While the index comparison may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities or countries in the index.


6  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
        Oppenheimer Global Opportunities Fund (Class A)
        Morgan Stanley Capital International (MSCI) World Index

[LINE CHART]
                    Value of
                   Investment
Date                in Fund          MSCI World Index
09/30/1993         $  9,425              $10,000
12/31/1993           10,708               10,174
03/31/1994           10,299               10,248
06/30/1994           10,201               10,568
09/30/1994           10,741               10,807
12/31/1994           10,205               10,742
03/31/1995           10,327               11,258
06/30/1995           11,003               11,754
09/30/1995           11,539               12,425
12/31/1995           11,978               13,031
03/31/1996           12,323               13,577
06/30/1996           12,703               13,986
09/30/1996           13,071               14,189
12/31/1996           13,813               14,855
03/31/1997           14,752               14,914
06/30/1997           16,015               17,176
09/30/1997           18,147               17,684
12/31/1997           17,715               17,266
03/31/1998           19,657               19,756
06/30/1998           20,066               20,176
09/30/1998           16,556               17,774
12/31/1998           19,987               21,547
03/31/1999           20,890               22,335
06/30/1999           25,986               23,419
09/30/1999           28,154               23,091
12/31/1999           37,290               27,007
03/31/2000           43,360               27,303
06/30/2000           41,772               26,355
09/30/2000           38,442               25,049
12/31/2000           35,714               23,518
03/31/2001           30,457               20,514
06/30/2001           31,620               21,083
09/30/2001           23,721               18,067
12/31/2001           29,887               19,632
03/31/2002           29,768               19,754
06/30/2002           26,659               17,943
09/30/2002           19,925               14,660
12/31/2002           21,822               15,796
03/31/2003           19,825               15,015
06/30/2003           25,602               17,605
09/30/2003           29,556               18,474

Average Annual Total Returns of Class A Shares of the Fund at 9/30/03* 1-Year 39.81% 5-Year 10.97% 10-Year 11.45%


Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
        Oppenheimer Global Opportunities Fund (Class B)
        Morgan Stanley Capital International (MSCI) World Index

[LINE CHART]
                    Value of
                   Investment
Date                in Fund     MSCI World Index
10/10/1995          $10,000        $10,000
12/31/1995           10,539         10,488
03/31/1996           10,825         10,927
06/30/1996           11,136         11,257
09/30/1996           11,433         11,420
12/31/1996           12,053         11,956
03/31/1997           12,855         12,003
06/30/1997           13,927         13,824
09/30/1997           15,742         14,233
12/31/1997           15,346         13,896
03/31/1998           16,994         15,900
06/30/1998           17,321         16,238
09/30/1998           14,258         14,305
12/31/1998           17,185         17,341
03/31/1999           17,924         17,975
06/30/1999           22,249         18,849
09/30/1999           24,069         18,584
12/31/1999           31,815         21,736
03/31/2000           36,929         21,974
06/30/2000           35,507         21,211
09/30/2000           32,609         20,160
12/31/2000           30,236         18,928
03/31/2001           25,741         16,510
06/30/2001           26,672         16,968
09/30/2001           19,976         14,541
12/31/2001           25,162         15,801
03/31/2002           25,061         15,899
06/30/2002           22,444         14,441
09/30/2002           16,774         11,799
12/31/2002           18,372         12,713
03/31/2003           16,690         12,085
06/30/2003           21,554         14,169
09/30/2003           24,883         14,869

Average Annual Total Returns of Class B Shares of the Fund at 9/30/03* 1-Year 42.15% 5-Year 11.18% Since Inception 12.11%

*See Notes on page 10 for further details.
The performance information for the MSCI World Index in the graphs begins on 9/30/93 for Class A, 9/30/95 for Class B, 11/30/93 for Class C, 2/28/01 for
Class N and 1/31/01 for Class Y.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

7  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
        Oppenheimer Global Opportunities Fund (Class C)
        Morgan Stanley Capital International (MSCI) World Index

[LINE CHART]
                   Value of
                  Investment
Date               in Fund           MSCI World Index
12/01/1993         $10,000              $10,000
12/31/1993          10,766               10,491
03/31/1994          10,341               10,568
06/30/1994          10,221               10,898
09/30/1994          10,741               11,144
12/31/1994          10,189               11,077
03/31/1995          10,287               11,610
06/30/1995          10,936               12,120
09/30/1995          11,451               12,813
12/31/1995          11,865               13,438
03/31/1996          12,189               14,001
06/30/1996          12,536               14,423
09/30/1996          12,877               14,632
12/31/1996          13,570               15,319
03/31/1997          14,480               15,379
06/30/1997          15,688               17,712
09/30/1997          17,736               18,236
12/31/1997          17,286               17,804
03/31/1998          19,140               20,373
06/30/1998          19,506               20,805
09/30/1998          16,064               18,329
12/31/1998          19,360               22,219
03/31/1999          20,191               23,031
06/30/1999          25,064               24,150
09/30/1999          27,113               23,812
12/31/1999          35,842               27,849
03/31/2000          41,611               28,155
06/30/2000          39,999               27,177
09/30/2000          36,736               25,831
12/31/2000          34,064               24,252
03/31/2001          29,004               21,154
06/30/2001          30,052               21,740
09/30/2001          22,501               18,631
12/31/2001          28,288               20,245
03/31/2002          28,134               20,371
06/30/2002          25,155               18,503
09/30/2002          18,761               15,117
12/31/2002          20,510               16,289
03/31/2003          18,595               15,484
06/30/2003          23,967               18,154
09/30/2003          27,617               19,051

Average Annual Total Returns of Class C Shares of the Fund at 9/30/03* 1-Year 46.20% 5-Year 11.45% Since Inception 10.89%


Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
        Oppenheimer Global Opportunities Fund (Class N)
        Morgan Stanley Capital International (MSCI) World Index

[LINE CHART]
                   Value of
                  Investment
Date               in Fund              MSCI World Index
03/01/2001         $10,000                 $10,000
03/31/2001           9,150                   9,345
06/30/2001           9,492                   9,604
09/30/2001           7,122                   8,231
12/31/2001           8,966                   8,944
03/31/2002           8,926                   8,999
06/30/2002           7,988                   8,174
09/30/2002           5,969                   6,678
12/31/2002           6,533                   7,196
03/31/2003           5,934                   6,840
06/30/2003           7,658                   8,020
09/30/2003           8,831                   8,416

Average Annual Total Returns of Class N Shares of the Fund at 9/30/03*
1-Year  46.94%             Since Inception  -4.70%

*See Notes on page 10 for further details.

8  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
        Oppenheimer Global Opportunities Fund (Class Y)
        Morgan Stanley Capital International (MSCI) World Index

[LINE CHART]
                  Value of
                 Investment
Date              in Fund         MSCI World Index
02/01/2001        $10,000            $10,000
03/31/2001          8,120              8,556
06/30/2001          8,437              8,794
09/30/2001          6,335              7,536
12/31/2001          7,988              8,189
03/31/2002          7,966              8,240
06/30/2002          7,144              7,484
09/30/2002          5,348              6,115
12/31/2002          5,865              6,589
03/31/2003          5,334              6,263
06/30/2003          6,898              7,343
09/30/2003          7,971              7,706

Average Annual Total Returns of Class Y Shares of the Fund at 9/30/03*
1-Year  49.07%             Since Inception  -8.16%

The performance information for the MSCI World Index in the graphs begins on 9/30/93 for Class A, 9/30/95 for Class B, 11/30/93 for Class C, 2/28/01 for
Class N and 1/31/01 for Class Y.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

9  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 10/22/90. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 10/10/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 2/1/01. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


10  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  September 30, 2003
--------------------------------------------------------------------------------

                                                             Market Value
                                            Shares             See Note 1
--------------------------------------------------------------------------
 Common Stocks--92.3%
--------------------------------------------------------------------------
 Consumer Discretionary--15.3%
--------------------------------------------------------------------------
 Automobiles--2.9%
--------------------------------------------------------------------------
 Bayerische Motoren
 Werke AG (BMW)                            600,000         $   22,673,783
--------------------------------------------------------------------------
 Porsche AG, Preferred                     100,000             42,089,156
                                                           ---------------
                                                               64,762,939

--------------------------------------------------------------------------
 Distributors--0.3%
 Medion AG                                 159,501              6,250,381
--------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--0.6%
 Sodexho Alliance SA                       500,000             13,613,586
--------------------------------------------------------------------------
 Internet & Catalog Retail--0.9%
 Amazon.com, Inc. 1                        400,000             19,344,000
--------------------------------------------------------------------------
 Media--8.4%
 Pixar, Inc. 1                             200,000             13,312,000
--------------------------------------------------------------------------
 Sirius Satellite
 Radio, Inc. 1,2                        76,116,475            139,293,149
--------------------------------------------------------------------------
 Toei Animation
 Co. Ltd.                                  200,000             11,099,673
--------------------------------------------------------------------------
 Vivendi Universal SA 1                    500,000              8,850,578
--------------------------------------------------------------------------
 Wiley (John) & Sons,
 Inc., Cl. A                               500,000             12,995,000
                                                           ---------------
                                                              185,550,400

--------------------------------------------------------------------------
 Specialty Retail--1.0%
 Hennes & Mauritz AB
 (H&M), B Shares                         1,000,000             22,687,903
--------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--1.2%
 Luxottica Group SpA                     1,000,000             14,242,443
--------------------------------------------------------------------------
 Tod's SpA                                 300,000             11,319,423
                                                           ---------------
                                                               25,561,866

--------------------------------------------------------------------------
 Consumer Staples--3.5%
--------------------------------------------------------------------------
 Food & Staples Retailing--0.7%
 Carrefour SA                              300,000             15,092,564
--------------------------------------------------------------------------
 Food Products--0.9%
 Delta & Pine Land Co.                     330,400              7,602,504
--------------------------------------------------------------------------
 Thorntons plc 2                         5,397,480             11,345,521
                                                           ---------------
                                                               18,948,025

--------------------------------------------------------------------------
 Household Products--0.2%
 Kao Corp.                                 251,000              5,302,421

                                                             Market Value
                                            Shares             See Note 1
--------------------------------------------------------------------------
 Personal Products--1.7%
 Gillette Co.                              100,200         $    3,204,396
--------------------------------------------------------------------------
 Shiseido Co. Ltd.                       3,000,000             34,212,058
                                                           ---------------
                                                               37,416,454

--------------------------------------------------------------------------
 Energy--1.1%
--------------------------------------------------------------------------
 Oil & Gas--1.1%
 Burlington
 Resources, Inc.                           500,000             24,100,000
--------------------------------------------------------------------------
 Financials--16.7%
--------------------------------------------------------------------------
 Capital Markets--0.1%
 Northern Trust Corp.                       74,900              3,178,756
--------------------------------------------------------------------------
 Commercial Banks--6.3%
 Anglo Irish Bank Corp.                  1,000,000             10,795,376
--------------------------------------------------------------------------
 Banco Comercial
 Portugues SA                            4,984,595             10,390,607
--------------------------------------------------------------------------
 Cassa di Risparmio
 di Firenze SpA
 (Carifirenze)                          10,000,000             14,754,845
--------------------------------------------------------------------------
 Mitsubishi Tokyo
 Financial Group, Inc.                       4,000             25,242,805
--------------------------------------------------------------------------
 Nordbanken
 Holding AB                              2,000,000             11,402,125
--------------------------------------------------------------------------
 Resona Holdings, Inc. 1                10,000,000             14,053,619
--------------------------------------------------------------------------
 San Paolo IMI SpA                       2,000,000             19,937,091
--------------------------------------------------------------------------
 Sumitomo Mitsui
 Financial Group, Inc.                       4,000             16,112,429
--------------------------------------------------------------------------
 UFJ Holdings, Inc. 1                        4,000             15,718,570
                                                           ---------------
                                                              138,407,467

--------------------------------------------------------------------------
 Diversified Financial Services--6.5%
 3i Group plc                            1,026,305             10,149,626
--------------------------------------------------------------------------
 DePfa Bank plc                            200,000             19,408,385
--------------------------------------------------------------------------
 LaBranche & Co., Inc.                   1,000,000             14,600,000
--------------------------------------------------------------------------
 MLP AG 1                                3,491,927             53,271,446
--------------------------------------------------------------------------
 SFCG Co. Ltd.                             200,000             26,657,119
--------------------------------------------------------------------------
 Van der Moolen
 Holding NV                              1,900,000             19,758,915
                                                           ---------------
                                                              143,845,491

--------------------------------------------------------------------------
 Insurance--3.0%
 Aegon NV                                1,000,000             11,633,852
--------------------------------------------------------------------------
 Allianz AG                                200,000             17,654,574
--------------------------------------------------------------------------
 Aviva plc                               3,000,000             23,276,214
--------------------------------------------------------------------------
 Axa SA                                    800,000             13,480,827
                                                           ---------------
                                                               66,045,467




11  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                             Market Value
                                            Shares             See Note 1
--------------------------------------------------------------------------
 Real Estate--0.8%
 Mitsubishi Estate
 Co. Ltd.                                1,000,000         $    9,443,674
--------------------------------------------------------------------------
 Solidere, GDR 3                         1,409,375              7,046,875
                                                           ---------------
                                                               16,490,549

--------------------------------------------------------------------------
 Health Care--14.9%
--------------------------------------------------------------------------
 Biotechnology--6.6%
 Affymetrix, Inc. 1                      2,000,000             41,980,000
--------------------------------------------------------------------------
 Alexion
 Pharmaceuticals, Inc. 1,2               2,800,000             46,676,000
--------------------------------------------------------------------------
 Myriad Genetics, Inc. 1                 1,300,000             14,768,000
--------------------------------------------------------------------------
 Neurogen Corp. 1,2                      2,000,000             11,700,000
--------------------------------------------------------------------------
 Neurogen Corp. 1,2,3                      200,000              1,170,000
--------------------------------------------------------------------------
 Novozymes AS,
 B Shares                                  600,000             18,867,037
--------------------------------------------------------------------------
 Q-Med AB 1                                523,475              9,677,188
                                                           ---------------
                                                              144,838,225

--------------------------------------------------------------------------
 Health Care Equipment & Supplies--5.5%
 Elekta AB, B Shares 1                     457,350              7,331,412
--------------------------------------------------------------------------
 GN Store Nord AS 1                      2,000,000             11,103,792
--------------------------------------------------------------------------
 Nektar Therapeutics 1,2                 8,000,000            102,400,000
                                                           ---------------
                                                              120,835,204

--------------------------------------------------------------------------
 Health Care Providers & Services--0.8%
 Nicox SA 1,2                            3,000,000             14,813,072
--------------------------------------------------------------------------
 Oxford Health
 Plans, Inc. 1                              99,700              4,118,607
                                                           ---------------
                                                               18,931,679

--------------------------------------------------------------------------
 Pharmaceuticals--2.0%
 Fujisawa
 Pharmaceutical
 Co. Ltd.                                1,500,000             34,104,641
--------------------------------------------------------------------------
 Santen
 Pharmaceutical
 Co. Ltd.                                1,000,000             11,189,187
                                                           ---------------
                                                               45,293,828

--------------------------------------------------------------------------
 Industrials--1.6%
--------------------------------------------------------------------------
 Commercial Services & Supplies--0.2%
 Secom Co. Ltd.                            100,249              3,768,928
--------------------------------------------------------------------------
 Electrical Equipment--0.9%
 Schneider Electric SA                     400,000             20,728,985
--------------------------------------------------------------------------
 Industrial Conglomerates--0.5%
 Siemens AG                                200,000             11,911,014


                                                             Market Value
                                            Shares             See Note 1
--------------------------------------------------------------------------
 Information Technology--37.7%
--------------------------------------------------------------------------
 Communications Equipment--6.5%
 Cisco Systems, Inc. 1                   1,000,000         $   19,540,000
--------------------------------------------------------------------------
 JDS Uniphase Corp. 1                   10,000,000             36,000,000
--------------------------------------------------------------------------
 QUALCOMM, Inc.                          1,000,000             41,640,000
--------------------------------------------------------------------------
 Telefonaktiebolaget
 LM Ericsson AB,
 B Shares 1                             15,000,000             21,912,247
--------------------------------------------------------------------------
 Toyo Communication
 Equipment Co. Ltd. 1,2                  4,000,000             23,488,341
                                                           ---------------
                                                              142,580,588

--------------------------------------------------------------------------
 Computers & Peripherals--3.4%
 Logitech
 International SA 1                        400,000             12,448,887
--------------------------------------------------------------------------
 Toshiba Corp.                          15,000,000             63,107,013
                                                           ---------------
                                                               75,555,900

--------------------------------------------------------------------------
 Electronic Equipment & Instruments--6.7%
 Brillian Corp. 1,2                      1,034,875              9,324,224
--------------------------------------------------------------------------
 Coherent, Inc. 1                          500,000             12,315,000
--------------------------------------------------------------------------
 Electrocomponents
 plc                                     7,000,000             37,389,807
--------------------------------------------------------------------------
 Keyence Corp.                             110,000             23,355,861
--------------------------------------------------------------------------
 Murata
 Manufacturing
 Co. Ltd.                                1,000,000             51,559,773
--------------------------------------------------------------------------
 Tandberg ASA 1                          2,295,100             13,628,976
                                                           ---------------
                                                              147,573,641

--------------------------------------------------------------------------
 Internet Software & Services--0.7%
 EarthLink, Inc. 1                       2,000,000             16,460,000
--------------------------------------------------------------------------
 IT Services--1.1%
 Iron Mountain, Inc. 1                     499,300             17,924,870
--------------------------------------------------------------------------
 United Internet AG                        311,322              6,130,720
                                                           ---------------
                                                               24,055,590

--------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--19.3%
 Advanced Micro
 Devices, Inc. 1                         7,000,000             77,770,000
--------------------------------------------------------------------------
 Altera Corp. 1                          1,000,000             18,900,000
--------------------------------------------------------------------------
 ARM Holdings plc 1                     15,000,000             24,422,580
--------------------------------------------------------------------------
 Cree, Inc. 1                            3,650,000             67,598,000
--------------------------------------------------------------------------
 National
 Semiconductor Corp. 1                   5,996,900            193,639,901
--------------------------------------------------------------------------
 Three-Five
 Systems, Inc. 1,2                       4,139,500             22,808,645
--------------------------------------------------------------------------



12  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                                                             Market Value
                                            Shares             See Note 1
--------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment
 Continued
 Xilinx, Inc. 1                            700,000         $   19,957,000
                                                           ---------------
                                                              425,096,126

--------------------------------------------------------------------------
 Materials--1.5%
--------------------------------------------------------------------------
 Metals & Mining--1.5%
 Goldcorp, Inc.                          1,000,000             13,960,000
--------------------------------------------------------------------------
 Newmont Mining
 Corp. (Holding Co.)                       500,000             19,545,000
                                                           ---------------
                                                               33,505,000
                                                           ---------------
 Total Common Stocks
 (Cost $2,173,356,844)                                      2,037,732,977

                                             Units
--------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%

 AXA Rts., Exp. 10/3/03 1                  800,000                 37,266
--------------------------------------------------------------------------
 CD Radio, Inc. Wts.,
 Exp. 5/15/09 1,3                           18,000                    180
                                                           ---------------
 Total Rights, Warrants
 and Certificates
 (Cost $880,147)                                                   37,446


                                         Principal           Market Value
                                            Amount             See Note 1
--------------------------------------------------------------------------
 Joint Repurchase Agreements--8.8%
 Undivided interest of 17.67% in joint repurchase agreement (Principal Amount/Market Value $1,104,177,000, with a maturity value of $1,104,207,672) with PaineWebber, Inc., 1%, dated 9/30/03, to be repurchased at $195,134,420 on 10/1/03, collateralized by Federal National Mortgage Assn., 5.50%, 6/1/33--10/1/33, with a value of $964,587,698 and Federal Home Loan Mortgage Corp., 5%, 9/1/33, with a value of $162,660,094
 (Cost $195,129,000)                  $195,129,000         $  195,129,000

--------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $2,369,365,991)                      101.1%          2,232,899,423
--------------------------------------------------------------------------
 Liabilities
 in Excess of
 Other Assets                                (1.1)            (24,907,030)
                                    --------------------------------------
 Net Assets                                 100.0%        $ 2,207,992,393
                                    ======================================




Footnotes to Statement of Investments
1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 2003 amounts to $383,018,952. Transactions during the period in which the issuer was an affiliate are as follows:

                                    Shares/                                     Shares/       Unrealized    Dividend/
                                  Principal        Gross           Gross      Principal     Appreciation     Interest      Realized
                             Sept. 30, 2002    Additions      Reductions Sept. 30, 2003    (Depreciation)      Income   Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Alexion Pharmaceuticals, Inc.     2,220,000      580,000              --      2,800,000    $ (25,820,425)  $       --  $         --
Brillian Corp.                           --    1,034,875***           --      1,034,875      (31,926,681)          --            --
Coherent, Inc. *                  3,100,000           --       2,600,000        500,000               --           --   (13,545,584)
Halma plc                        20,000,000           --      20,000,000             --               --    1,025,139     5,158,680
Nektar Therapeutics,
formerly Inhale Therapeutic
Systems, Inc.                     8,000,000           --              --      8,000,000      (90,590,632)          --            --
Neurogen Corp.                    2,000,000           --              --      2,000,000      (15,035,884)          --            --
Neurogen Corp.                      200,000           --              --        200,000       (3,830,000)          --            --
Nicox SA                             74,738    2,925,262              --      3,000,000       (5,042,831)          --            --
SanDisk Corp.                     4,000,000           --       4,000,000             --               --           --     9,794,029
Sirius Satellite Radio, Inc.      8,500,000   73,117,316**     5,500,841     76,116,475       69,026,712           --  (116,647,637)
Thorntons plc                     5,397,480           --              --      5,397,480       (5,205,622)     575,543            --
Three-Five Systems, Inc.          3,200,000      965,200          25,700      4,139,500     (117,302,967)          --    (1,903,664)
Toyo Communication
Equipment Co. Ltd.                4,000,000           --              --      4,000,000      (36,408,957)          --            --
XM Satellite Radio
Holdings, Inc.                    7,100,000           --       7,100,000             --               --           --   (67,255,589)
                                                                                           -----------------------------------------
                                                                                            (262,137,287)   1,600,682  (184,399,765)
                                                                                           -----------------------------------------


13  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


Footnotes to Statement of Investments Continued
2. Affiliated company Continued

                             Shares/                                      Shares/        Unrealized      Dividend/
                           Principal       Gross          Gross         Principal      Appreciation       Interest         Realized
                      Sept. 30, 2002   Additions     Reductions    Sept. 30, 2003    (Depreciation)         Income      Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Bonds and Notes
Sirius Satellite
Radio, Inc.,0%/15%
Sr. Sec. Disc. Nts.,
12/1/07                  $27,500,000          --     27,500,000**              --     $          --     $       --    $          --
Sirius Satellite
Radio, Inc., 14.50%
Sr. Sec. Nts.,
5/15/09                   30,000,000          --     30,000,000**              --                --             --               --
                                                                                      ----------------------------------------------
                                                                                      $(262,137,287)    $1,600,682    $(184,399,765)
                                                                                      ==============================================

   *No longer an affiliate as of September 30, 2003.
  **Result of a reorganization from defaulted bonds.
 ***Result of a spinoff.

3. Identifies issues considered to be illiquid or restricted. See Note 6 of Notes to Financial Statements.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                          Market Value          Percent
--------------------------------------------------------------------------
United States                              $1,228,994,232            54.9%
Japan                                         368,416,112            16.5
Germany                                       159,981,074             7.2
Great Britain                                 106,583,748             4.8
France                                         86,616,878             3.9
Sweden                                         73,010,875             3.3
Italy                                          60,253,802             2.7
The Netherlands                                31,392,767             1.4
Ireland                                        30,203,761             1.4
Denmark                                        29,970,829             1.3
Canada                                         13,960,000             0.6
Norway                                         13,628,976             0.6
Switzerland                                    12,448,887             0.6
Portugal                                       10,390,607             0.5
Lebanon                                         7,046,875             0.3
                                           -------------------------------
Total                                      $2,232,899,423           100.0%
                                           ===============================


See accompanying Notes to Financial Statements.



14  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2003
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
 Assets
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $1,724,209,752)                                               $1,849,880,471
 Affiliated companies (cost $645,156,239)                                                      383,018,952
                                                                                            ---------------
                                                                                             2,232,899,423
-----------------------------------------------------------------------------------------------------------
 Cash                                                                                            1,207,623
-----------------------------------------------------------------------------------------------------------
 Cash--foreign currencies (cost $8,046,262)                                                      8,061,405
-----------------------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                                              76,599
-----------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                               42,897,490
 Shares of beneficial interest sold                                                              3,151,426
 Interest and dividends                                                                          2,338,749
 Other                                                                                               3,475
                                                                                            ---------------
 Total assets                                                                                2,290,636,190

-----------------------------------------------------------------------------------------------------------
 Liabilities
 Unrealized depreciation on foreign currency contracts                                              36,749
-----------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                          75,722,786
 Shares of beneficial interest redeemed                                                          3,593,378
 Distribution and service plan fees                                                              1,299,718
 Shareholder reports                                                                               903,371
 Transfer and shareholder servicing agent fees                                                     594,533
 Trustees' compensation                                                                            459,838
 Other                                                                                              33,424
                                                                                            ---------------
 Total liabilities                                                                              82,643,797

-----------------------------------------------------------------------------------------------------------
 Net Assets                                                                                 $2,207,992,393
                                                                                            ===============

-----------------------------------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of beneficial interest                                                 $      101,339
-----------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                  2,851,599,891
-----------------------------------------------------------------------------------------------------------
 Overdistributed net investment income                                                         (11,766,828)
-----------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions               (495,468,953)
-----------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of assets and liabilities
 denominated in foreign currencies                                                            (136,473,056)
                                                                                            ---------------
 Net Assets                                                                                 $2,207,992,393
                                                                                            ===============




15  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
 Net Asset Value Per Share
----------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $1,185,092,144 and 53,752,549 shares of beneficial interest outstanding)               $22.05
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                               $23.40
----------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $659,224,079
 and 30,688,301 shares of beneficial interest outstanding)                              $21.48
----------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $332,256,650
 and 15,462,535 shares of beneficial interest outstanding)                              $21.49
----------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $22,900,063
 and 1,049,160 shares of beneficial interest outstanding)                               $21.83
----------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $8,519,457 and 386,268 shares of beneficial interest outstanding)            $22.06



 See accompanying Notes to Financial Statements.




16  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2003
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 Investment Income
 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of $1,680,581)                      $   13,910,925
 Affiliated companies (net of foreign withholding taxes of $177,854)                               1,600,682
-------------------------------------------------------------------------------------------------------------
 Interest                                                                                            922,865
                                                                                              ---------------
 Total investment income                                                                          16,434,472

-------------------------------------------------------------------------------------------------------------
 Expenses
 Management fees                                                                                  13,352,468
-------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                           2,359,276
 Class B                                                                                           5,636,549
 Class C                                                                                           2,758,083
 Class N                                                                                              77,716
-------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                           2,874,540
 Class B                                                                                           2,331,790
 Class C                                                                                             905,056
 Class N                                                                                              59,799
 Class Y                                                                                               4,683
-------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                               1,205,283
-------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                         144,947
-------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                              113,230
-------------------------------------------------------------------------------------------------------------
 Other                                                                                                63,728
                                                                                              ---------------
 Total expenses                                                                                   31,887,148
 Less reduction to custodian expenses                                                                 (4,405)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A                      (4,389)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B                    (535,251)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N                      (8,817)
                                                                                              ---------------
 Net expenses                                                                                     31,334,286

-------------------------------------------------------------------------------------------------------------
 Net Investment Loss                                                                             (14,899,814)


-------------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
 Investments:
   Unaffiliated companies (net of foreign capital gains tax of $502,390)                        (182,656,410)
   Affiliated companies                                                                         (184,399,765)
 Foreign currency transactions                                                                    36,791,884
 Net increase from payments by affiliates                                                             15,243
                                                                                              ---------------
 Net realized loss                                                                              (330,249,048)
-------------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation on:
 Investments                                                                                     996,135,313
 Translation of assets and liabilities denominated in foreign currencies                          69,949,450
                                                                                              ---------------
 Net change in unrealized depreciation                                                         1,066,084,763

-------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                                         $  720,935,901
                                                                                              ===============




 See accompanying Notes to Financial Statements.




17  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


 Year Ended September 30,                                                       2003                    2002
--------------------------------------------------------------------------------------------------------------

 Operations

 Net investment loss                                                  $  (14,899,814)          $  (12,288,255)
--------------------------------------------------------------------------------------------------------------
 Net realized loss                                                      (330,249,048)             (49,321,729)
--------------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation                                 1,066,084,763             (270,803,681)
--------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from operations         720,935,901             (332,413,665)

--------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Class A                                                                 (11,724,633)              (1,112,438)
 Class B                                                                  (1,829,181)                      --
 Class C                                                                  (1,066,122)                      --
 Class N                                                                    (163,722)                 (20,494)
 Class Y                                                                     (90,153)                 (29,272)
--------------------------------------------------------------------------------------------------------------
 Tax return of capital:
 Class A                                                                  (1,191,522)                      --
 Class B                                                                    (697,308)                      --
 Class C                                                                    (341,246)                      --
 Class N                                                                     (19,258)                      --
 Class Y                                                                      (7,100)                      --
--------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                          --               (1,125,488)
 Class B                                                                          --                 (721,322)
 Class C                                                                          --                 (338,744)
 Class N                                                                          --                   (4,116)
 Class Y                                                                          --                   (4,486)

--------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                 (52,577,512)             (22,763,208)
 Class B                                                                 (80,332,764)             (46,784,493)
 Class C                                                                 (27,020,179)             (12,049,522)
 Class N                                                                   6,106,633               12,116,547
 Class Y                                                                   2,118,152                  908,586

--------------------------------------------------------------------------------------------------------------
 Net Assets
 Total increase (decrease)                                               552,099,986             (404,342,115)
--------------------------------------------------------------------------------------------------------------
 Beginning of period                                                   1,655,892,407            2,060,234,522
                                                                      ----------------------------------------
 End of period [including undistributed (overdistributed) net
 investment income of $(11,766,828) and $13,965,163, respectively]    $2,207,992,393           $1,655,892,407
                                                                      ========================================



 See accompanying Notes to Financial Statements.




18  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


 Class A     Year Ended September 30,                         2003          2002           2001           2000         1999
-----------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                      $ 15.06       $ 17.96        $ 30.02        $ 23.37      $ 16.03
-----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                 (.07)         (.03)           .08            .11          .41
 Net realized and unrealized gain (loss)                      7.29         (2.83)        (11.28)          8.19         9.64
                                                           ------------------------------------------------------------------
 Total from investment operations                             7.22         (2.86)        (11.20)          8.30        10.05
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         (.21)         (.02)          (.05)          (.33)        (.15)
 Tax return of capital                                        (.02)           --             --             --           --
 Distributions from net realized gain                           --          (.02)          (.81)         (1.32)       (2.56)
                                                           ------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                              (.23)         (.04)          (.86)         (1.65)       (2.71)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                             $22.05        $15.06         $17.96         $30.02       $23.37
                                                           ==================================================================

-----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                          48.34%       (16.01)%       (38.30)%        36.54%       70.06%

-----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)               $1,185,092    $  865,444     $1,061,527     $1,566,609     $482,481
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $  963,783    $1,209,791     $1,444,832     $1,159,085     $309,772
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                                (0.48)%       (0.17)%         0.38%          0.72%        2.51%
 Total expenses                                               1.36% 3,4     1.40% 3,4      1.22% 3        1.20% 3      1.33% 3
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        61%           39%            53%            48%          98%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.



19  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL highlights  Continued
--------------------------------------------------------------------------------


 Class B     Year Ended September 30,                         2003          2002           2001           2000         1999
-----------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                      $ 14.66       $ 17.60        $ 29.59        $ 23.15      $ 15.95
-----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                 (.26)         (.20)          (.08)          (.02)         .29
 Net realized and unrealized gain (loss)                      7.15         (2.72)        (11.10)          8.02         9.55
                                                           ------------------------------------------------------------------
 Total from investment operations                             6.89         (2.92)        (11.18)          8.00         9.84
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         (.05)           --             --           (.24)        (.08)
 Tax return of capital                                        (.02)           --             --             --           --
 Distributions from net realized gain                           --          (.02)          (.81)         (1.32)       (2.56)
                                                           ------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                              (.07)         (.02)          (.81)         (1.56)       (2.64)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                             $21.48        $14.66         $17.60         $29.59       $23.15
                                                           ==================================================================

-----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                          47.15%       (16.63)%       (38.74)%        35.48%       68.80%

-----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                 $659,224      $522,255       $674,707     $1,013,614     $235,032
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $564,030      $747,894       $922,355     $  711,304     $134,974
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                                (1.28)%       (0.92)%        (0.37)%        (0.05)%       1.76%
 Total expenses                                               2.23%         2.16%          1.97%          1.97%        2.08%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                   2.14%          N/A 3,4        N/A 3          N/A 3        N/A 3
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        61%           39%            53%            48%          98%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


20  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

 Class C     Year Ended September 30,                         2003          2002           2001           2000         1999
-----------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                      $ 14.67       $ 17.61        $ 29.61        $ 23.15      $ 15.95
-----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                 (.24)         (.19)          (.09)          (.07)         .29
 Net realized and unrealized gain (loss)                      7.14         (2.73)        (11.10)          8.07         9.55
                                                           ------------------------------------------------------------------
 Total from investment operations                             6.90         (2.92)        (11.19)          8.00         9.84
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         (.06)           --             --           (.22)        (.08)
 Tax return of capital                                        (.02)           --             --             --           --
 Distributions from net realized gain                           --          (.02)          (.81)         (1.32)       (2.56)
                                                           ------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                              (.08)         (.02)          (.81)         (1.54)       (2.64)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                             $21.49        $14.67         $17.61         $29.61       $23.15
                                                           ==================================================================

-----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                          47.20%       (16.62)%       (38.75)%        35.49%       68.79%

-----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                 $332,257      $253,560       $318,082       $494,774     $157,362
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $276,023      $356,480       $446,283       $377,158     $104,560
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                                (1.26)%       (0.90)%        (0.36)%        (0.05)%       1.76%
 Total expenses                                               2.15% 3       2.13% 3,4      1.97% 3        1.98% 3      2.08% 3
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        61%           39%            53%            48%          98%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


21  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


 Class N     Year Ended September 30,                                       2003         2002           2001 1
---------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                                    $ 14.96      $ 17.94        $ 25.19
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                        (.04)        (.06)          (.06)
 Net realized and unrealized gain (loss)                                    7.15        (2.81)         (7.19)
                                                                         --------------------------------------
 Total from investment operations                                           7.11        (2.87)         (7.25)
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                       (.22)        (.09)            --
 Tax return of capital                                                      (.02)          --             --
 Distributions from net realized gain                                         --         (.02)            --
                                                                         --------------------------------------
 Total dividends and/or distributions
 to shareholders                                                            (.24)        (.11)            --
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                           $21.83       $14.96         $17.94
                                                                         ======================================

---------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                        47.94%      (16.19)%       (28.78)%

---------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                                $22,900      $10,490         $1,704
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                       $15,577      $ 8,179         $  407
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                                       (0.68)%      (1.33)%        (2.44)%
 Total expenses                                                             1.70%        1.61%          1.58%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                                        1.64%         N/A 4,5        N/A 4
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                      61%          39%            53%


1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


22  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

 Class Y     Year Ended September 30,                                       2003         2002          2001 1
---------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                                    $ 15.09      $ 17.99       $ 28.40
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                                .06          .09          (.05)
 Net realized and unrealized gain (loss)                                    7.25        (2.85)       (10.36)
                                                                         --------------------------------------
 Total from investment operations                                           7.31        (2.76)       (10.41)
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                       (.32)        (.12)           --
 Tax return of capital                                                      (.02)          --            --
 Distributions from net realized gain                                         --         (.02)           --
                                                                         --------------------------------------
 Total dividends and/or distributions
 to shareholders                                                            (.34)        (.14)           --
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                           $22.06       $15.09        $17.99
                                                                         ======================================

---------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                        49.07%      (15.58)%      (36.66)%

---------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                                 $8,519       $4,144        $4,215
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                        $5,743       $5,231        $1,240
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                               0.04%        0.34%        (1.52)%
 Total expenses                                                             0.90%        0.88%         1.08%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                                         N/A 4        N/A 4        1.06%
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                      61%          39%           53%



1. For the period from February 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


23  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Global Opportunities Fund (the Fund), formerly Oppenheimer Global Growth & Income Fund, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation consistent with preservation of principal, while providing current income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).



24  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.



25  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued

                                                                               Net Unrealized
                                                                                 Depreciation
                                                                             Based on Cost of
                                                                               Securities and
     Undistributed          Undistributed              Accumulated          Other Investments
     Net Investment             Long-Term                     Loss         for Federal Income
     Income                          Gain         Carryforward 1,2               Tax Purposes
     ----------------------------------------------------------------------------------------
     $--                              $--             $346,662,880               $296,602,619

 1. As of September 30, 2003, the Fund had $150,052,256 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              -------------------------------
                              2010               $ 83,673,627
                              2011                 66,378,629
                                                 ------------
                              Total              $150,052,256
                                                 ============

 2. As of September 30, 2003, the Fund had $176,870,781 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012. Additionally, the Fund had $19,739,843 of post-October foreign currency losses which were deferred.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2003. Net assets of the Fund were unaffected by the reclassifications.

         From                    To                                  Net
         Ordinary           Capital       Tax Return          Investment
         Loss                  Loss       of Capital                Loss
         ---------------------------------------------------------------
         $6,298,068      $1,643,986       $2,256,434          $2,407,628

 The tax character of distributions paid during the years ended September 30, 2003 and September 30, 2002 was as follows:

                                     Year Ended             Year Ended
                             September 30, 2003     September 30, 2002
   -------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                  $14,873,811            $3,356,360
   Return of capital                  2,256,434                    --
                                    ----------------------------------
   Total                            $17,130,245            $3,356,360
                                    ==================================

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.



26  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

         Federal tax cost of securities
         and other investments                            $2,563,557,560
                                                          ==============

         Gross unrealized appreciation                    $  313,063,182
         Gross unrealized depreciation                      (609,665,801)
                                                          --------------
         Net unrealized depreciation                      $ (296,602,619)
                                                          ==============

 Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 2003, the Fund's projected benefit obligations were increased by $47,409 and payments of $16,586 were made to retired trustees, resulting in an accumulated liability of $443,335 as of September 30, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and



27  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     Year Ended September 30, 2003             Year Ended September 30, 2002
                                         Shares             Amount               Shares               Amount
--------------------------------------------------------------------------------------------------------------
 Class A
 Sold                                11,916,203      $ 216,100,084           15,126,532         $ 310,388,550
 Dividends and/or
 distributions reinvested               678,297         11,870,200               92,582             2,049,812
 Redeemed                           (16,310,647)      (280,547,796)         (16,862,834)         (335,201,570)
                                    ---------------------------------------------------------------------------
 Net decrease                        (3,716,147)     $ (52,577,512)          (1,643,720)        $ (22,763,208)
                                    ===========================================================================

---------------------------------------------------------------------------------------------------------------
 Class B
 Sold                                 3,326,912      $  57,161,347            6,644,755         $ 133,360,938
 Dividends and/or
 distributions reinvested               131,897          2,262,045               29,486               639,282
 Redeemed                            (8,402,647)      (139,756,156)          (9,382,021)         (180,784,713)
                                    ---------------------------------------------------------------------------
 Net decrease                        (4,943,838)     $ (80,332,764)          (2,707,780)        $ (46,784,493)
                                    ===========================================================================

---------------------------------------------------------------------------------------------------------------
 Class C
 Sold                                 2,524,449      $  44,906,958            4,021,058         $  80,542,780
 Dividends and/or
 distributions reinvested                69,591          1,194,190               13,064               283,492
 Redeemed                            (4,413,256)       (73,121,327)          (4,815,409)          (92,875,794)
                                    ---------------------------------------------------------------------------
 Net decrease                        (1,819,216)     $ (27,020,179)            (781,287)        $ (12,049,522)
                                    ===========================================================================

---------------------------------------------------------------------------------------------------------------
 Class N
 Sold                                   619,077      $  11,010,107            1,032,576         $  21,261,150
 Dividends and/or
 distributions reinvested                10,164            176,447                1,116                24,605
 Redeemed                              (281,294)        (5,079,921)            (427,482)           (9,169,208)
                                    ---------------------------------------------------------------------------
 Net increase                           347,947      $   6,106,633              606,210         $  12,116,547
                                    ===========================================================================

---------------------------------------------------------------------------------------------------------------
 Class Y
 Sold                                   248,140      $   4,594,560              122,435         $   2,563,443
 Dividends and/or
 distributions reinvested                 5,575             97,241                1,528                33,752
 Redeemed                              (142,045)        (2,573,649)             (83,698)           (1,688,609)
                                    ---------------------------------------------------------------------------
 Net increase                           111,670      $   2,118,152               40,265         $     908,586
                                    ===========================================================================


28  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2003, were $1,076,620,367 and $1,395,054,961, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% of the next $1.5 billion and 0.65% of average annual net asset in excess of $3.5 billion.
    For the year ended September 30, 2003, the Manager voluntarily reimbursed the Fund in the amount of $15,243 for an error in the calculation of the Fund's net asset value per share.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2003 the Fund paid $5,978,626 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                            Aggregate          Class A        Concessions      Concessions      Concessions   Concessions
                            Front-End        Front-End         on Class A       on Class B       on Class C    on Class N
                        Sales Charges    Sales Charges             Shares           Shares           Shares        Shares
                           on Class A      Retained by        Advanced by      Advanced by      Advanced by   Advanced by
 Year Ended                    Shares      Distributor      Distributor 1    Distributor 1    Distributor 1 Distributor 1
--------------------------------------------------------------------------------------------------------------------------
 September 30, 2003        $1,513,467         $449,808           $177,000       $1,561,426         $279,291       $81,444

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.


29  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued

                              Class A           Class B           Class C            Class N
                           Contingent        Contingent        Contingent         Contingent
                             Deferred          Deferred          Deferred           Deferred
                        Sales Charges     Sales Charges     Sales Charges      Sales Charges
                          Retained by       Retained by       Retained by        Retained by
 Year Ended               Distributor       Distributor       Distributor        Distributor
---------------------------------------------------------------------------------------------
 September 30, 2003           $22,369        $1,815,446           $45,172            $40,014


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended September 30, 2003, expense under the Class A Plan totaled $2,359,276, all of which were paid by the Distributor to recipients, which included $27,413 retained by the Distributor and $126,041 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended September 30, 2003, were as follows:

                                                                   Distributor's
                                                  Distributor's        Aggregate
                                                      Aggregate    Uncompensated
                                                  Uncompensated    Expenses as %
               Total Expenses   Amount Retained        Expenses    of Net Assets
                   Under Plan    by Distributor      Under Plan         of Class
--------------------------------------------------------------------------------
 Class B Plan      $5,636,549        $3,987,149     $21,823,794            3.31%
 Class C Plan       2,758,083           405,003       5,561,568            1.67
 Class N Plan          77,716            63,539         181,692            0.79


--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and



30 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of September 30, 2003, the Fund had outstanding foreign currency contracts as follows:

                                                       Contract      Valuation
                                   Expiration            Amount           as of     Unrealized     Unrealized
 Contract Description                   Dates            (000s)  Sept. 30, 2003   Appreciation   Depreciation
-------------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Danish Krone [DKK]           10/1/03-10/2/03         18,171DKK      $2,849,803       $ 16,732      $      --
 Euro [EUR]                   10/1/03-10/2/03          5,247EUR       6,110,962         44,170             --
 Japanese Yen [JPY]                   10/1/03      1,077,063JPY       9,641,171         10,991             --
 Swedish Krona [SEK]          10/1/03-10/2/03          3,146SEK         406,731          2,459          1,034
                                                                                      -----------------------
                                                                                        74,352          1,034
                                                                                      -----------------------
 Contracts to Sell
 Australian [AUD]                     10/1/03          9,874AUD       6,683,092             --         35,715
 Norwegian Krone [NOK]                10/2/03          2,567NOK         363,834          2,247             --
                                                                                      -----------------------
                                                                                         2,247         35,715
                                                                                      -----------------------
 Total unrealized appreciation and depreciation                                        $76,599        $36,749
                                                                                      =======================



--------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities
 As of September 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of September 30, 2003 was $8,217,055, which represents 0.37% of the Fund's net assets, of which $1,170,000 are considered restricted. Information concerning restricted securities is as follows:

                            Acquisition                   Valuation as of     Unrealized
 Security                          Date         Cost   September 30, 2003   Depreciation
----------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Neurogen Corp.                 6/26/00   $5,000,000           $1,170,000     $3,830,000


31  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at September 30, 2003.


32  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer Global Opportunities Fund:

 We have audited the accompanying statement of assets and liabilities of Oppenheimer Global Opportunities Fund, formerly Oppenheimer Global Growth & Income Fund, including the statement of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and broker or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Global Opportunities Fund as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





 KPMG LLP

 Denver, Colorado
 October 21, 2003



33  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends of $0.2301, $0.0732, $0.0839, $0.2395 and $0.3433 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 5, 2002, all of which was designated as ordinary income for federal income tax purposes.
    A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2003, which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $17,370,042 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.




Portfolio Proxy Voting
Policies and Procedures  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.



34  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Name, Position(s) Held with       Principal Occupation(s) During Past 5 Years;
Fund, Length of Service, Age      Other Trusteeships/Directorships Held by
                                  Trustee; Number of Portfolios in Fund Complex
                                  Currently Overseen by Trustee


INDEPENDENT                       The address of each Trustee in the chart
TRUSTEES                          below is 6803 S. Tucson Way, Centennial, CO
                                  80112-3924. Each Trustee oversees 25
                                  portfolios in the OppenheimerFunds complex except for Mr. Galli who also serves as trustee of 10 other Oppenheimer funds that are not Board I funds. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Clayton K. Yeutter,               Of Counsel (since 1993), Hogan & Hartson (a
Chairman of the Board             law firm). Other directorships: Weyerhaeuser
of Trustees (since 2003),         Corp. (since 1999) and Danielson Holding
Trustee (since 1991)              Corp. (since 2002); formerly a director of
Age: 72                           Caterpillar, Inc. (1993-December 2002).


Robert G. Galli,                  A trustee or director of other Oppenheimer
Trustee (since 1996)              funds. Formerly Trustee (May 2000-2002) of
Age: 70                           Research Foundation of AIMR (investment
                                  research, non-profit) and Vice Chairman
                                  (October 1995-December 1997) of
                                  OppenheimerFunds, Inc. (the Manager.)


Phillip A. Griffiths,             A director (since 1991) of the Institute for
Trustee (since 1999)              Advanced Study, Princeton, N.J., a director
Age: 64                           (since 2001) of GSI Lumonics, a trustee
                                  (since 1983) of Woodward Academy, a Senior
                                  Advisor (since 2001) of The Andrew W. Mellon
                                  Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of
                                  Arts and Sciences (since 1995), American
                                  Philosophical Society (since 1996) and
                                  Council on Foreign Relations (since 2002).
                                  Formerly a director of Bankers Trust New York
                                  Corporation (1994-1999).


Joel W. Motley,                   Director (since 2002) Columbia Equity
Trustee (since 2002)              Financial Corp. (privately-held financial
Age: 51                           adviser); Managing Director (since 2002)
                                  Carmona Motley, Inc. (privately-held
                                  financial adviser); Formerly he held the following positions: Managing Director
                                  (January 1998-December 2001), Carmona Motley
                                  Hoffman Inc. (privately-held financial
                                  adviser); Managing Director (January
                                  1992-December 1997), Carmona Motley & Co.
                                  (privately-held financial adviser).


Kenneth A. Randall,               A director of Dominion Resources, Inc.
Trustee (since 1980)              (electric utility holding company) and Prime
Age: 76                           Retail, Inc. (real estate investment trust);
                                  formerly a director of Dominion Energy, Inc.
                                  (electric power and oil & gas producer), President and Chief Executive Officer of The
                                  Conference Board, Inc. (international
                                  economic and business research) and a
                                  director of Lumbermens Mutual Casualty
                                  Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance
                                  Company.


Edward V. Regan,                  President, Baruch College, CUNY; a director
Trustee (since 1993)              of RBAsset (real estate manager); a director
Age: 73                           of OffitBank; formerly Trustee, Financial
                                  Accounting Foundation (FASB and GASB), Senior
                                  Fellow of Jerome Levy Economics Institute,
                                  Bard College, Chairman of Municipal
                                  Assistance Corporation for the City of New
                                  York, New York State Comptroller and Trustee of New York State and Local Retirement Fund.


Russell S. Reynolds, Jr.,         Chairman (since 1993) of The Directorship
Trustee (since 1989)              Search Group, Inc. (corporate governance
Age: 71                           consulting and executive recruiting); a life
                                  trustee of International House (non-profit educational organization), and a trustee
                                  (since 1996) of the Greenwich Historical
                                  Society.




35  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------




Donald W. Spiro,                  Chairman Emeritus (since January 1991) of the
Vice Chairman of the              Manager. Formerly a director (January
Board of Trustees,                1969-August 1999) of the Manager.
Trustee (since 1985)
Age: 77


--------------------------------------------------------------------------------
INTERESTED TRUSTEE                The address of Mr. Murphy in the chart below
AND OFFICER                       is Two World Financial Center, New York, NY
                                  10080. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.


John V. Murphy,                   Chairman, Chief Executive Officer and
President and Trustee             director (since June 2001) and President
(since 2001)                      (since September 2000) of the Manager;
Age: 54                           President and a director or trustee of other
                                  Oppenheimer funds; President and a director
                                  (since July 2001) of Oppenheimer Acquisition
                                  Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc.
                                  (a holding company subsidiary of the
                                  Manager); a director (since November 2001) of
                                  OppenheimerFunds Distributor, Inc. (a
                                  subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder
                                  Services, Inc. and of Shareholder Financial
                                  Services, Inc. (transfer agent subsidiaries of the Manager); President and a director
                                  (since July 2001) of OppenheimerFunds Legacy
                                  Program (a charitable trust program
                                  established by the Manager); a director of the investment advisory subsidiaries of the
                                  Manager: OFI Institutional Asset Management,
                                  Inc. and Centennial Asset Management
                                  Corporation (since November 2001),
                                  HarbourView Asset Management Corporation and
                                  OFI Private Investments, Inc. (since July
                                  2001); President (since November 1, 2001) and a director (since July 2001) of Oppenheimer
                                  Real Asset Management, Inc.; a director
                                  (since November 2001) of Trinity Investment
                                  Management Corp. and Tremont Advisers, Inc.
                                  (investment advisory affiliates of the
                                  Manager); Executive Vice President (since
                                  February 1997) of Massachusetts Mutual Life
                                  Insurance Company (the Manager's parent
                                  company); a director (since June 1995) of DLB
                                  Acquisition Corporation (a holding company that owns the shares of David L. Babson &
                                  Company, Inc.); formerly, Chief Operating
                                  Officer (September 2000-June 2001) of the
                                  Manager; President and trustee (November
                                  1999-November 2001) of MML Series Investment
                                  Fund and MassMutual Institutional Funds
                                  (open-end investment companies); a director
                                  (September 1999-August 2000) of C.M. Life
                                  Insurance Company; President, Chief Executive
                                  Officer and director (September 1999-August
                                  2000) of MML Bay State Life Insurance
                                  Company; a director (June 1989-June 1998) of
                                  Emerald Isle Bancorp and Hibernia Savings
                                  Bank (a wholly-owned subsidiary of Emerald
                                  Isle Bancorp). Oversees 83 portfolios in the
                                  OppenheimerFunds complex.


--------------------------------------------------------------------------------
OFFICERS The address of the Officers in the chart below is as follows: for Messrs. Jennings and Zack Two World Financial Center, New York, NY 10080, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer oversees 83 portfolios, except for Mr. Jennings, in the OppenheimerFunds complex. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.


Frank Jennings,                   Vice President (since September 1995) of the
Vice President (since 1995)       Manager; an officer of 1 portfolio in the
Age: 55                           OppenheimerFunds complex.






36  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Brian W. Wixted,                  Senior Vice President and Treasurer (since
Treasurer (since 1999)            March 1999) of the Manager; Treasurer (since
Age: 43                           March 1999) of HarbourView Asset Management
                                  Corporation, Shareholder Services, Inc.,
                                  Oppenheimer Real Asset Management
                                  Corporation, Shareholder Financial Services,
                                  Inc., Oppenheimer Partnership Holdings, Inc.,
                                  OFI Private Investments, Inc. (since March
                                  2000), OppenheimerFunds International Ltd.
                                  and OppenheimerFunds plc (since May 2000) and
                                  OFI Institutional Asset Management, Inc.
                                  (since November 2000) (offshore fund
                                  management subsidiaries of the Manager);
                                  Treasurer and Chief Financial Officer (since
                                  May 2000) of Oppenheimer Trust Company (a trust company subsidiary of the Manager);
                                  Assistant Treasurer (since March 1999) of
                                  Oppenheimer Acquisition Corp. and
                                  OppenheimerFunds Legacy Program (since April
                                  2000); formerly Principal and Chief Operating
                                  Officer (March 1995-March 1999), Bankers
                                  Trust Company-Mutual Fund Services Division.


Robert G. Zack,                   Senior Vice President (since May 1985) and
Secretary (since 2001)            General Counsel (since February 2002) of the
Age: 55                           Manager; General Counsel and a director
                                  (since November 2001) of OppenheimerFunds
                                  Distributor, Inc.; Senior Vice President and
                                  General Counsel (since November 2001) of
                                  HarbourView Asset Management Corporation;
                                  Vice President and a director (since November
                                  2000) of Oppenheimer Partnership Holdings,
                                  Inc.; Senior Vice President, General Counsel and a director (since November 2001) of Shareholder Services, Inc., Shareholder
                                  Financial Services, Inc., OFI Private
                                  Investments, Inc., Oppenheimer Trust Company and OFI Institutional Asset Management, Inc.;
                                  General Counsel (since November 2001) of
                                  Centennial Asset Management Corporation; a director (since November 2001) of Oppenheimer
                                  Real Asset Management, Inc.; Assistant
                                  Secretary and a director (since November
                                  2001) of OppenheimerFunds International Ltd.;
                                  Vice President (since November 2001) of
                                  OppenheimerFunds Legacy Program; Secretary
                                  (since November 2001) of Oppenheimer
                                  Acquisition Corp.; formerly Acting General
                                  Counsel (November 2001-February 2002) and
                                  Associate General Counsel (May 1981-October
                                  2001) of the Manager; Assistant Secretary of
                                  Shareholder Services, Inc. (May 1985-November
                                  2001), Shareholder Financial Services, Inc.
                                  (November 1989-November 2001);
                                  OppenheimerFunds International Ltd. and
                                  OppenheimerFunds plc (October 1997-November
                                  2001).



The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.



37  |  OPPENHEIMER GLOBAL OPPORTUNITIES FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2003,
         registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)